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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Pascal Schmucki

Title:       SIGNING AUTHORITY

Phone:       41 (44) 267 67 00

Signature, Place, and Date of Signing:           /s/ Pascal Schmucki
                                       ---------------------------------------
                                       Schaffhausen, Switzerland, May 3, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:      19
                                         -----------

Form 13F Information Table Value Total:  $1,266,108
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  Form 13F File Number                 Name
    ---  --------------------                 --------------------

    1    28-11193                             Biotech Focus N.V.

    2    28-11191                             Biotech Invest N.V.

    3    28-11189                             Biotech Target N.V.

                                      2

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                                 BB BIOTECH AG

                          FORM 13F INFORMATION TABLE

COLUMN 1                                 COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                                 -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                         TITLE OF            VALUE    SHS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                            CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                           -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----

Achillion Pharmaceuticals Inc              COM    00448Q201  14,694  1,679,340 SH        DEFINED      3     1,679,340   NONE NONE

Alexion Pharmaceuticals Inc                COM    015351109  66,101   717,400  SH        DEFINED      2      717,400    NONE NONE

Ariad Pharmaceuticals Inc                  COM    04033A100  52,198  2,887,075 SH        DEFINED      3     2,887,075   NONE NONE

Biomarin Pharmaceutical Inc                COM    09061G101  25,982   417,310  SH        DEFINED      2      417,310    NONE NONE

Celgene Corp                               COM    151020104  263,137 2,270,186 SH        DEFINED      2     2,270,186   NONE NONE

Dendreon Corp                              COM    24823Q107   5,989  1,264,800 SH        DEFINED      2     1,264,800   NONE NONE

Endocyte Inc                               COM    29269A102  29,125  2,339,345 SH        DEFINED      3     2,339,345   NONE NONE

Gilead Sciences Inc                        COM    375558103  191,845 3,920,000 SH        DEFINED      1     3,920,000   NONE NONE

Halozyme Therapeutics Inc                  COM    40637H109  32,552  5,646,519 SH        DEFINED      3     5,646,519   NONE NONE

Idenix Pharmaceuticals Inc                 COM    45166R204   4,425  1,250,000 SH        DEFINED      3     1,250,000   NONE NONE

Immunogen Inc                              COM    45253H101  55,087  3,427,934 SH        DEFINED      3     3,427,934   NONE NONE

Incyte Corp                                COM    45337C102  124,398 5,313,870 SH        DEFINED      3     5,313,870   NONE NONE

Isis Pharmaceuticals Inc                   COM    464330109  130,339 7,694,172 SH        DEFINED      3     7,694,172   NONE NONE

Medivation, Inc                            COM    58501N101  58,436  1,249,706 SH        DEFINED      3     1,249,706   NONE NONE

Onyx Pharmaceuticals Inc                   COM    683399109  48,562   546,500  SH        DEFINED      2      546,500    NONE NONE

Optimer Pharmaceuticals Inc                COM    68401H104  17,216  1,446,700 SH        DEFINED      3     1,446,700   NONE NONE

The Medicines Co                           COM    584688105  32,998   987,654  SH        DEFINED      2      987,654    NONE NONE

Theravance Inc                             COM    88338T104  20,980   888,244  SH        DEFINED      3      888,244    NONE NONE

Vertex Pharmaceuticals Inc                 COM    92532F100  92,044  1,674,445 SH        DEFINED      3     1,674,445   NONE NONE

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